CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Collateral Transactions (Details) - Reverse Repurchase Agreement and Security Borrowings [Member] - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	S/ 719,722	S/ 452,087
Fair value of underlying assets	S/ 722,101	S/ 473,085
Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Description of presentation currency	Colombian peso
Average interest rate	6.09%	4.66%
Carrying amount	S/ 685,516	S/ 232,459
Fair value of underlying assets	S/ 687,878	S/ 254,226
Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Description of presentation currency	Several
Average interest rate	0.96%	1.69%
Carrying amount	S/ 34,206	S/ 219,628
Fair value of underlying assets	34,223	218,859
Up to 3 Days [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	6,722	42,616
Up to 3 Days [Member] | Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	0	0
Up to 3 Days [Member] | Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	6,722	42,616
From 3 to 30 Days [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	629,026	333,712
From 3 to 30 Days [Member] | Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	603,441	205,480
From 3 to 30 Days [Member] | Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	25,585	128,232
More than 30 days [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	83,974	75,759
More than 30 days [Member] | Instruments Issued by the Colombian Government [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	82,075	26,979
More than 30 days [Member] | Other Instruments [Member]
Reverse repurchase agreements and securities borrowing, collateral transactions [Abstract]
Carrying amount	S/ 1,899	S/ 48,780